Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Assets:
Total assets	¥ 331,753,283	¥ 305,228,899	¥ 300,570,312
Liabilities and shareholder's equity:
Total liabilities	316,008,767	289,244,151
Total shareholders' equity	15,016,487	15,199,548
Total liabilities and equity	331,753,283	305,228,899
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	185,668	203,713
Investments in subsidiaries and affiliated companies	16,116,568	16,668,232
Investments in subsidiaries and affiliated companies, Banking subsidiaries	12,361,190	12,754,653
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	3,755,378	3,913,579
Loans to subsidiaries	8,746,231	7,199,052
Loans to subsidiaries, Banking subsidiaries	8,222,278	6,864,309
Loans to subsidiaries, Non-banking subsidiaries	523,953	334,743
Other assets	241,441	223,725
Total assets	25,289,908	24,294,722
Liabilities and shareholder's equity:
Short-term borrowings from banking subsidiaries	1,255,991	1,425,682
Long-term debt from non-banking subsidiaries and affiliated companies	30,686	277,138
Long-term debt	8,758,646	7,187,469
Other liabilities	228,098	204,885
Total liabilities	10,273,421	9,095,174
Total shareholders' equity	15,016,487	15,199,548
Total liabilities and equity	¥ 25,289,908	¥ 24,294,722